Stockholders' Equity and Share-Based Awards	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Share-Based Awards

13. Stockholders’ Equity and Share-Based Awards

The Company maintains the 2009 Stock Incentive Plan and the Amended and Restated 2003 Stock Incentive Plan, as amended, which allows for grants of stock options, restricted stock and short-term cash awards. At December 31, 2012, there were approximately 2.1 million share-based awards collectively available for grant under these stock plans.

Stock Options

A summary of the Company’s stock option activity in 2012 is as follows:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Total Intrinsic Value (in millions)
Options outstanding, beginning of year	2,239.2	$15.73
Granted	—	—
Exercised	(1,643.4)	16.10
Cancelled	(10.5)	18.65

Options outstanding, end of year(a)	585.3	$14.62	2.7	$11.6

Options exercisable, end of year		$14.35	2.7	$11.4

(a) - Approximates the options vested and expected to vest

The weighted average per share grant date fair value of options granted and the total intrinsic value of options exercised for 2012, 2011 and 2010 are as follows:

	Weighted Average Per Share Grant Date Fair Value	Total Intrinsic Value of Options Exercised (in millions)
2012	$—	$16.5
2011	—	18.4
2010	11.26	9.4

The weighted average assumptions used to determine the fair value of options granted in 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Expected volatility	—	—	60.7%
Risk-free interest rates	—	—	2.3%
Expected life (in years)	—	—	4.5

The Company does not use cash to settle any of its options or restricted share awards and when available issues shares from its treasury stock instead of issuing new shares. Common stock options vest ratably over an explicit service period of typically 3 to 4 years and generally have a contractual term of 7 years.

Restricted Shares of Common Stock

The Company issues restricted share awards whose restrictions lapse upon either the passage of time (service vesting), achieving performance targets, attaining Company common stock price thresholds or some combination of these restrictions. The contractual life is generally 7 years for those restricted shares with performance targets, common stock price thresholds or some combination thereof. For those restricted share awards with common stock price thresholds, the fair values were determined using a Monte Carlo simulation embedded in a lattice model. The fair value for all other restricted share awards were based on the closing price of the Company’s common stock on the dates of grant.

A summary of the Company’s restricted share activity for 2012 is as follows:

Shares (in thousands)
Outstanding as of December 31, 2011	5,959.1
Granted	1,642.5
Released/Vested	(2,556.0)
Cancelled	(60.5)

Outstanding as of December 31, 2012	4,985.1

The total fair value of restricted shares granted and total fair value of restricted shares vested for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Total fair value of restricted shares granted	$43.2	$36.0	$73.9
Total fair value of restricted shares vested	49.6	14.5	19.5

For those restricted awards with common stock price thresholds, the weighted average grant date fair values of these awards were $18.98, $19.67 and $20.48 for 2012, 2011 and 2010, respectively, based on the following assumptions:

	2012	2011	2010
Expected volatility	45.8%	44.0%	49.4%
Risk-free interest rates	0.9%	2.2%	2.6%
Derived service periods (in years)	0.2	0.2	0.1

For all other restricted share awards, the weighted average grant date fair values were $32.61, $19.03 and $20.67 for the years ended December 31, 2012, 2011 and 2010, respectively.

As part of the restricted share awards granted in 2012, in January 2012, the Board authorized an annual grant of approximately 0.8 million restricted share awards to certain executive officers. These awards had an aggregate grant date fair value of $14.4 and vested during the first three months of 2012 when the Company’s weighted average share price exceeded certain thresholds. In 2012, the Company also granted approximately 0.9 million restricted share awards with an aggregate grant date fair value of $28.8 that cliff vest upon the achievement of certain performance targets.

As of December 31, 2012, there was $51.0 of unrecognized compensation cost related to non-vested share-based awards whose costs are expected to be recognized through 2014 over a weighted-average period of approximately 13 months.

During the fourth quarter of 2012, the Company recognized $33.6 of cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable. These awards, which were granted in 2010 and whose restrictions lapse if and when the Company achieves certain performance targets, had an aggregate grant date fair value of $44.8 and have a 5-year contractual life.

Stockholders’ Equity

In January 2012, the Company commenced a “modified Dutch auction” self-tender offer (the “Offer”) to purchase up to $500 in value of its common stock. In March 2012, pursuant to the terms of the Offer, the Company repurchased approximately 18.1 million shares of its common stock for a total purchase price of approximately $435 or $24.00 per share. The repurchase of shares of common stock under the Offer was made pursuant to the Company’s existing stock repurchase program, pursuant to which the Company was then authorized to repurchase up to $500 aggregate amount of outstanding shares of common stock at prevailing market prices or in privately-negotiated transactions (the “Stock Repurchase Program”).

On September 11, 2012, the Board authorized an increase in the then available amount under the Stock Repurchase Program to allow for the repurchase of up to $250 in aggregate of the Company’s common stock.

In September 2012, pursuant to the Stock Repurchase Program, the Company used approximately $100 of the net proceeds from the Convertible Notes offering to repurchase approximately 2.8 million shares of its common stock at a per share price of $35.25 through privately negotiated transactions.

Cash dividends paid to stockholders in 2012, 2011 and 2010 were $7.5, $30.1 and $28.7, respectively. In January 2012, the Company announced that the Board had decided to suspend the Company’s dividend program following the dividend paid on January 31, 2012.